REVENUE RECOGNITION - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Bonuses approved and paid	$ 100,000	$ 0
Deferred revenue	$ 98,000		$ 129,000